Nature of expenses	12 Months Ended
Dec. 31, 2019
Expenses by nature [abstract]
Nature of expenses
Nature of expenses

	2019 $	2018 $
Research and development
Contract research organizations (CROs) and other third party clinical trial expenses	29,100	27,923
Drug supply and distribution	13,355	4,893
Salaries, incentive pay and employee benefits	5,906	4,260
Stock compensation expense	2,693	2,697
Travel, insurance, patent annuity fees, legal fees and other	1,812	1,609
	52,866	41,382

	2019 $	2018 $
Corporate, administration and business development
Salaries, incentive pay, director fees and employee benefits	7,376	4,600
Stock compensation expense	4,721	4,163
Professional and consulting fees	5,502	2,307
Rent, insurance, information technology and other public company operating costs	2,356	1,704
Travel, tradeshows and sponsorships	2,199	900
	22,154	13,674